Pension and Other Postretirement Benefits - Schedule of Amounts Expected to be Recognized in Net Periodic Benefit Cost (Detail) - Pension Benefits [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss recognition	$ 36	$ 11	$ 55	$ 33		$ 42	$ 34	$ 61
Prior service cost (benefit) recognition	$ 2	$ 1	$ 5	$ 5		$ 6	$ 8	$ 9
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss recognition					$ 37
Prior service cost (benefit) recognition					$ 5